Income Taxes - Schedule of Reconciliation of Provision for Income Taxes (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Book Loss			$ (1,556,355)	$ (746,924)
State taxes				(106,546)
Meals & Entertainment			3,200
Change in valuation allowance			1,553,200	(853,470)
Provision for Income Taxes